Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

Securities by type

	30	31
	June	December
	2018	2017
Equity securities	3,667	n/a
Debt securities	24,968	n/a
Loans and advances	2,865	n/a

	31,500
Available-for-sale investments	n/a	69,730
Held-to-maturity investments[1]	n/a	9,343

	31,500	79,073

1	Under IFRS 9 these Investments are classified as Securities at amortised cost, reference is made to Note 4 ‘Securities at amortised cost‘.

Summary of Equity Securities Designated as at Fair Value Tthrough Other Comprehensive Income

Equity securities designated as at fair value through other comprehensive income

		Dividend
		income
	Carrying	recognised
	value	in 2018
Investment in Bank of Beijing	2,150
Investment in Kotak Mahindra Bank	1,198
Other Investments	319	8

	3,667	8

Summary of Changes in Fair Value through Other Comprehensive Income Financial Assets

Changes in fair value through other comprehensive income financial assets

	Fair value through other comprehensive income equity securities		Fair value through other comprehensive income debt instruments[1]			Total
	2018	2017	2018	2017	2018	2017
Opening balance as at 1 January	3,983	4,024	65,747	78,888	69,730	82,912
Effect of changes in accounting policy	(184)		(31,945)		(32,129)
Additions	11	325	3,376	21,276	3,387	21,600
Amortisation			(14)	(146)	(14)	(146)
Transfers and reclassifications	(7)	7	1		(6)	7
Changes in unrealised revaluations	(196)	21	(69)	(1,030)	(265)	(1,009)
Impairments		(6)				(6)
Reversals of impairments				3		3
Disposals and redemptions	(4)	(79)	(8,983)	(32,709)	(8,987)	(32,788)
Exchange rate differences	64	(308)	(226)	(535)	(162)	(843)
Changes in the composition of the group and other changes	(1)	(1)	(54)		(55)	(1)

Closing balance	3,667	3,983	27,833	65,747	31,500	69,730

1	Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.